Share Based Compensation	6 Months Ended
Jun. 30, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

11. SHARE-BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan,” which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically 10 years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan,” which became effective upon the approval of the Board of Directors and shareholders. The plan will continue in effect for 10 years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

Share options

Management of the Group is responsible for determining the fair value of options granted and has considered a number of factors when making this determination, including valuations. The Group did not grant options during the years ended December 31, 2023 nor during the six months ended June 30, 2024 and 2023. As of June 30, 2024 and December 31, 2023, all share options were vested and previously expensed.

Restricted stock awards

On November 22, 2018, the Board of Directors approved the grant of 200,000 Class A ordinary shares of restricted stock to senior employees of the Group. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participants’ continuing service of the Group through each vesting date. During the six months ended June 30, 2024 and 2023, nil and nil shares of restricted stock were vested, respectively.

On May 27, 2022, the Board of Directors approved the grant of 200,000 fully vested Class A ordinary shares of restricted stock to a consultant as consideration for its service rendered.

On June 30, 2022, the Board of Directors approved to grant 5,200,000 fully vested Class A ordinary shares of the restricted stock to senior employees of the Group for their services rendered in the past years.

The Group recorded share-based compensation expenses of nil and nil in general and administrative expenses for the restricted stock awards for the six months ended June 30, 2023 and 2024, respectively. The unrecognized share-based compensation expenses amounted to nil as of June 30, 2024.